Net Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
NET LOSS PER COMMON SHARE
Schedule of computations of basic and diluted net loss per share

	Nine months ended September 30,
	2014	2015
Net loss	$(14,448)	$(17,730)
Extinguishment of preferred stock — see note 7	—	31,806
Accretion of prior preferred stock — see note 7	(2,469)	(23,327)
Accretion and dividends of Series D preferred stock	—	(1,245)

Loss attributable to common shareholders — basic and diluted	$(16,917)	$(10,496)

Weighted-average number of common shares used in net loss per share — basic and diluted	926,597	11,179,756

Net loss per share — basic and diluted	$(18.26)	$(0.94)

	Years Ended December 31,
	2013	2014
Net loss	$(16,197)	$(17,917)
Performance Adjustment of Series A	12,239	—
Accruals of dividends and accretion to redemption value of preferred stock	(2,925)	(3,300)

Loss attributable to common shareholders — basic and diluted	$(6,883)	$(21,217)

Weighted-average shares used in computing basic and diluted net loss per common share	1,697,044	933,997

Basic and diluted net loss per common share	$(4.06)	$(22.72)

Schedule of potentially dilutive securities excluded from computations of diluted weighted-average shares outstanding

	Nine months ended September 30,
	2014	2015
Outstanding stock options	311,365	1,356,246
Warrants	18,810	2,445
Redeemable convertible preferred stock	6,552,820	—
Unvested restricted stock	28,536	153,589

	Years Ended December 31,
	2013	2014
Stock Options	229,791	281,029
Warrants	4,170	18,809
Redeemable convertible preferred stock	6,552,820	6,552,820
Unvested restricted stock	55,298	15,387